Income Taxes (Details 4)	Sep. 30, 2025 USD ($)		Sep. 30, 2025 CNY (¥)		Mar. 31, 2025 USD ($)		Mar. 31, 2025 CNY (¥)		Mar. 31, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
Value-added tax payable	$ 1,926,669		¥ 13,715,958		$ 1,460,806		¥ 10,399,477		¥ 4,358,746
Other taxes payable	3,807	[1]	27,101	[1]	1,974	[2]	14,055	[1]	25,151	[2]
Total taxes payable	1,936,044		13,782,699		$ 1,462,780		10,413,532		¥ 4,383,897
Income tax payable	$ 5,568		¥ 39,640

[1]	Other taxes payable mainly includes the payable of urban construction tax, education surcharge and individual income taxes.
[2]	Other taxes payable mainly includes the payable of urban construction tax, education surcharge and individual income taxes.